Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
Other assets consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Loans receivable, net of allowance for credit losses (a)	$513,689	$595,640
Straight-line rents, prepaid expenses and other	506,031	592,032
Inventory	112,438	90,915
Lease incentives	100,401	133,660
Notes receivable, net of allowance for credit losses (b)	86,846	401,989
Investments	49,590	76,756
Operating lease right of use assets, net (Note 17)	39,395	45,970
Derivative assets (Note 12)	12,247	81,770
Other receivables, net	458,641	583,306
	$1,879,278	$2,602,038

(a)As of December 31, 2025 and 2024, we had an allowance for credit losses on loans receivable of $0.3 million and $0.5 million, respectively. Refer to Note 27—Allowance for credit losses for further details. During the years ended December 31, 2025, 2024 and 2023, we recognized interest income from loans receivable, net of allowance for credit losses of $51 million, $55 million and $35 million, respectively, included in other income.
(b)As of December 31, 2025 and 2024, we had an allowance for credit losses on notes receivable of nil and $200 million, respectively. Refer to Note 27—Allowance for credit losses for further details.